Intangibles (Lease premium assets and related accumulated amortization) (Details) - Lease premium (a) $ in Thousands	Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 1,216,541
Accumulated amortization	(64,028)
Finite-lived intangible assets	$ 1,152,513